INCOME TAXES (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ (54,950)	$ (43,789)	$ (48,569)
Statutory tax rate	24.00%	25.00%	26.50%
Theoretical income tax expense	$ (13,188)	$ (10,947)	$ (12,871)
Deferred taxes for which valuation allowance was provided, net	2,122	8,620	8,571
Non-deductible option expenses	8,528	5,224	4,969
Non-deductible expenses	1,263	815	532
Tax adjustment in respect of different tax rate of foreign subsidiary	(1,679)	(1,015)	524
Utilization of loss			327
Rate Change Impact	3,099
Foreign Tax	881
Other	297	410	713
Income tax expenses	$ 1,323	$ 3,107	$ 2,765